UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-5021

Dreyfus Premier Short-Intermediate Municipal Bond Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	3/31
Date of reporting period:	9/30/13

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus

Short-Intermediate

Municipal Bond Fund

SEMIANNUAL REPORT September 30, 2013

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
23	Statement of Assets and Liabilities
24	Statement of Operations
25	Statement of Changes in Net Assets
27	Financial Highlights
31	Notes to Financial Statements
39	Information About the Renewal of
the Fund’s Management Agreement

FOR MORE INFORMATION

Back Cover

Dreyfus
Short-Intermediate
Municipal Bond Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

This semiannual report for Dreyfus Short-Intermediate Municipal Bond Fund covers the six-month period from April 1, 2013, through September 30, 2013. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The reporting period produced a relatively challenging environment for most fixed-income securities, as a gradually strengthening U.S. economy and expectations of the Fed tapering its stimulative long-term monetary policies drove longer term interest rates higher and bond prices abruptly lower. Municipal bonds, however, were particularly sensitive to these developments, as the negative effects of rising rates were exacerbated by selling pressure among investors rattled by credit concerns affecting Puerto Rico and Detroit municipality debt issuers.

Overall, we currently expect U.S. economic conditions to continue to improve in 2014, with accelerating growth and credit conditions supported by the fading drags of tighter federal fiscal policies and downsizing on the state and local levels. Moreover, inflation is likely to remain muted, so monetary policy can remain stimulative. Globally, we anticipate stronger growth in developed countries due to past and continuing monetary ease, while emerging markets seem poised for moderate economic expansion despite recently negative investor sentiment. For more information on how these observations may affect your fixed income investments, we encourage you to speak with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
October 15, 2013

DISCUSSION OF FUND PERFORMANCE

For the period of April 1, 2013, through September 30, 2013, as provided byThomas Casey and Jeffrey Burger, Primary Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended September 30, 2013, Dreyfus Short-Intermediate Municipal Bond Fund’s Class A shares produced a total return of –0.32%, Class D shares returned –0.24%, Class I shares returned –0.27%, and ClassY shares returned 0.60%.1 In comparison, the fund’s benchmark, the Barclays 3-Year Municipal Bond Index (the “Index”), produced a total return of 0.17% for the reporting period.2

Selling pressure stemming from investors’ concerns about actual and anticipated interest rate changes sent the municipal bond market’s returns into negative territory during the reporting period.The fund lagged its benchmark, mainly due to weakness among Puerto Rico municipal bonds and revenue bonds backed by the Detroit water and sewer system.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital. To pursue this goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal personal income tax.The fund invests only in municipal bonds rated investment grade or the unrated equivalent as determined by Dreyfus at the time of investment.The fund invests primarily in municipal bonds with remaining maturities of five years or less and generally maintains a dollar-weighted average portfolio maturity of two to three years.

The portfolio managers focus on identifying undervalued sectors and securities, and minimizing the use of interest rate forecasting. The portfolio managers select municipal bonds by using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market. They also actively trade among various sectors, such as pre-refunded, general obligation, and revenue, based on their apparent relative values.The fund seeks to invest in several of these sectors.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Selling Pressure Sparked Market Declines

The reporting period began in the midst of a recovering U.S. economy and a faltering municipal bond market. Municipal bonds encountered heightened volatility early in 2013 when the robust investor demand that had characterized much of 2012 failed to rematerialize, sending municipal bond yields higher despite a relatively meager supply of newly issued securities.Yields of U.S. Treasury securities also generally climbed in response to improved economic trends, putting additional downward pressure on municipal bond prices.

In late May, remarks by Federal Reserve Board (the “Fed”) Chairman Ben Bernanke were widely interpreted as a signal that the central bank would back away from its ongoing quantitative easing program sooner than expected.This development sent longer term interest rates higher, further eroding returns from municipal bonds. In July, a bankruptcy filing by the city of Detroit also intensified selling pressure, and in August, municipal bonds issued by Puerto Rico contributed to market weakness after media reports detailed the U.S. territory’s fiscal and economic problems.Yet, municipal bonds rallied over the final weeks of September when the Fed refrained from tapering its quantitative easing program. In this environment, shorter term municipal securities held up better than their longer term counterparts.

Despite the fiscal problems facing Detroit and Puerto Rico, credit conditions continued to improve for most states and municipalities. For example, California received credit-rating upgrades after voters approved a measure to raise certain taxes, and many issuers of revenue bonds have reported solid revenue growth.

Puerto Rico Bonds Dampened Fund Performance

The fund’s relative performance over the reporting period was undermined by Puerto Rico bonds, which produce income exempt from federal and state taxes, and Detroit water and sewer bonds, which are backed by revenues from these municipal facilities. In our view, these securities were punished more severely than warranted by their underlying credit fundamentals, and we believe they have the potential to recover when investors return their focus to the strengths and weaknesses of individual issuers.

On a more positive note, the fund benefited from overweighted exposure to revenue bonds, where securities backed by hospitals and airports fared especially well. The fund also maintained underweighted exposure to high-quality escrowed bonds, cushioning the impact of their relatively weak returns. Our interest-rate strategies generally had little material impact on relative results, as the fund’s average duration remained roughly in line with the benchmark.

Finding Attractive Values in a Recovering Economy

Although market volatility may persist until the Fed makes its intentions clearer, we believe that improving economic conditions and restored investor demand should support credit conditions and help lift municipal bond prices toward their intrinsic values. Therefore, as of the reporting period’s end, we have continued to emphasize higher yielding revenue bonds. Meanwhile, in light of wide yield differences along the market’s maturity range, we currently expect to maintain the fund’s average duration in a market-neutral to modestly longer-than-average range. In our judgment, these strategies position the fund appropriately for any upcoming market rebounds.

October 15, 2013

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest rate changes, and rate increases can cause price declines.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares. Had this charge been reflected, returns would have been lower. Class D, I andY shares are not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are taxable.The total return figures presented for ClassY shares of the fund reflect the performance since 7/1/13 (the inception date for ClassY shares). Return figure provided reflects the absorption of certain fund expenses by The Dreyfus
Corporation pursuant to an agreement in effect until August 1, 2014, at which time it may be extended, modified or terminated. Had these expenses not been absorbed, the fund’s returns would have been lower.
2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.
The Barclays 3-Year Municipal Bond Index is an unmanaged total return performance benchmark for the investment-grade, geographically unrestricted 3-year tax-exempt bond market, consisting of municipal bonds with maturities of 2-4 years. Index returns do not reflect the fees and expenses associated with operating a mutual fund.
Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Short-Intermediate Municipal Bond Fund from April 1, 2013 to September 30, 2013. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended September 30, 2013 †

	Class A	Class D	Class I	Class Y
Expenses paid per $1,000††	$3.70	$2.95	$2.45	$1.23
Ending value (after expenses)	$996.80	$997.60	$997.30	$1,006.00

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended September 30, 2013

	Class A	Class D	Class I	Class Y
Expenses paid per $1,000††††	$3.75	$2.99	$2.48	$2.48
Ending value (after expenses)	$1,021.36	$1,022.11	$1,022.61	$1,022.61

†	From July 1, 2013 (commencement of initial offering) to September 30, 2013 for ClassY shares.
††	Expenses are equal to the fund’s annualized expense ratio of .74% for Class A, .59% for Class D and .49%
for Class I, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-
half year period).
Expenses are equal to the fund’s annualized expense ratio of .49% for ClassY, multiplied by the average account value over the period, multiplied by 91/365 (to reflect the actual days in the period).
†††	Please note that while ClassY shares commenced operations on July 1, 2013, the Hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability.This projection assumes that annualized expense ratios were in effect during the period April 1, 2013 to September 30, 2013.
††††	Expenses are equal to the fund’s annualized expense ratio of .74% for Class A, .59% for Class D, .49% for
Class I and .49 for ClassY, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
September 30, 2013 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments—98.4%	Rate (%)	Date	Amount ($)	Value ($)
Alabama—1.1%
Alabama Public School and
College Authority, Capital
Improvement Revenue	5.00	5/1/16	2,500,000	2,775,475
Alabama Public School and
College Authority, Capital
Improvement Revenue	5.00	12/1/16	1,000,000	1,130,940
Auburn University,
General Fee Revenue	4.00	6/1/15	1,690,000	1,793,208
Arizona—1.9%
Phoenix Civic Improvement
Corporation, Transit Excise
Tax Revenue (Light Rail Project)	5.00	7/1/17	3,000,000	3,432,000
Pima County,
Sewer System
Revenue Obligations	5.00	7/1/16	2,000,000	2,228,260
Rio Nuevo Multipurpose Facilities
District, Subordinate Lien Excise
Tax Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.50	7/15/14	3,770,000	3,916,012
California—6.9%
California,
GO	5.00	9/1/16	2,500,000	2,812,650
California Department of Water
Resources, Power Supply Revenue	5.00	5/1/15	2,550,000	2,741,122
California Department of Water
Resources, Water System
Revenue (Central Valley Project)	5.00	12/1/15	2,695,000	2,970,618
California Housing Finance Agency,
Home Mortgage Revenue
(Insured; FGIC)	4.15	8/1/14	3,625,000	3,689,126
California State Public Works
Board, LR (Judicial Council of
California) (Various Judicial
Council Projects)	5.00	12/1/15	7,335,000	8,059,625
California State Public Works
Board, LR (The Regents of the
University of California)
(Various University of
California Projects)	5.00	12/1/15	5,000,000	5,492,250

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
California (continued)
California State Public Works
Board, LR (Various
Capital Projects)	4.00	10/1/16	2,000,000	2,192,160
Modesto Irrigation District,
Electric System Revenue	5.00	7/1/16	2,250,000	2,506,793
North Natomas Community
Facilities District Number 4,
Special Tax Bonds	5.00	9/1/17	1,430,000	1,569,740
Southern California Public Power
Authority, Transmission
Project Subordinate Revenue
(Southern Transmission Project)	4.00	7/1/16	2,000,000	2,188,820
Stockton Unified School District,
GO	3.00	7/1/14	700,000	711,718
Colorado—1.1%
City and County of Denver,
Airport System Revenue	5.00	11/15/16	1,000,000	1,119,520
City and County of Denver,
Airport System
Subordinate Revenue	5.00	11/15/18	1,180,000	1,329,777
Colorado Educational and Cultural
Facilities Authority, Revenue
(Johnson and Wales
University Project)	5.00	4/1/18	2,000,000	2,254,200
Jefferson County School District
Number R-1, GO	3.00	12/15/16	1,000,000	1,069,440
Connecticut—1.6%
Connecticut,
Special Tax Obligation
Revenue (Transportation
Infrastructure Purposes)	5.00	12/1/15	7,500,000	8,236,125
District of Columbia—.3%
District of Columbia,
Income Tax Secured Revenue	5.00	12/1/16	1,200,000	1,361,172
Florida—7.1%
Broward County School Board,
COP (Master Purchase Agreement)	5.00	7/1/16	1,500,000	1,656,030
Citizens Property Insurance
Corporation, Coastal Account
Senior Secured Revenue	5.00	6/1/15	2,000,000	2,138,320

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Florida (continued)
Citizens Property Insurance
Corporation, Personal Lines
Account/Commercial Lines
Account Senior Secured Revenue	5.00	6/1/17	5,000,000	5,587,400
Florida Board of Education,
Public Education Capital
Outlay Bonds	5.00	6/1/18	3,425,000	3,990,878
Florida Water Pollution Control
Financing Corporation, Water
Pollution Control Revenue	5.00	7/15/15	4,315,000	4,676,079
Higher Educational Facilities
Financing Authority,
Revenue (The University of
Tampa Project)	4.00	4/1/16	1,250,000	1,321,262
Jacksonville Electric Authority,
Electric System Revenue	5.00	10/1/16	1,920,000	2,158,771
Kissimmee Utility Authority,
Electric System Revenue	4.00	10/1/15	1,850,000	1,969,491
Lakeland,
Energy System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	10/1/15	3,150,000	3,426,507
Miami-Dade County,
Aviation Revenue	4.00	10/1/17	3,725,000	4,044,270
Miami-Dade County,
Aviation Revenue (Miami
International Airport)
(Insured; National Public
Finance Guarantee Corp.)	5.25	10/1/14	1,000,000	1,048,960
Tampa,
Capital Improvement Cigarette
Tax Allocation Revenue (H. Lee
Moffitt Cancer Center Project)	4.00	9/1/17	1,055,000	1,155,014
Tampa,
Solid Waste System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	4.00	10/1/14	1,715,000	1,773,516
Tampa Bay Water, A Regional Water
Supply Authority, Utility
System Revenue	5.00	10/1/15	1,080,000	1,178,658

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Georgia—3.6%
Atlanta,
Water and Wastewater Revenue	5.00	11/1/16	4,950,000	5,586,421
Gwinnett County School District,
GO Sales Tax Bonds	4.00	10/1/16	5,000,000	5,495,700
Municipal Electric Authority of
Georgia, Revenue (Combined
Cycle Project)	5.00	11/1/16	2,500,000	2,808,500
Private Colleges and Universities
Authority, Revenue
(Emory University)	5.00	9/1/16	1,000,000	1,124,750
Public Gas Partners, Inc.,
Gas Project Revenue (Gas
Supply Pool Number 1)	5.00	10/1/16	2,800,000	3,108,280
Illinois—8.1%
Chicago,
Customer Facility Charge
Senior Lien Revenue (Chicago
O’Hare International Airport)	5.00	1/1/18	1,105,000	1,235,169
Chicago,
General Airport Third Lien
Revenue (Chicago O’Hare
International Airport)
(Insured; National Public
Finance Guarantee Corp.)	5.25	1/1/16	3,575,000	3,920,130
Chicago,
Passenger Facility Charge
Revenue (Chicago O’Hare
International Airport)	5.00	1/1/15	1,000,000	1,051,010
Illinois,
GO	5.00	1/1/15	2,665,000	2,797,184
Illinois,
GO	5.00	1/1/16	2,500,000	2,692,475
Illinois,
GO	5.00	7/1/17	5,000,000	5,511,150
Illinois,
Sales Tax Revenue (Build
Illinois Bonds)	4.00	6/15/16	2,750,000	2,974,675
Illinois,
Sales Tax Revenue (Build
Illinois Bonds)	5.00	6/15/17	5,570,000	6,315,322

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Illinois (continued)
Illinois Department of Employment
Security, Unemployment
Insurance Fund Building
Receipts Revenue	5.00	6/15/16	5,050,000	5,610,247
Illinois Finance Authority,
Revenue (The University of
Chicago Medical Center)	5.00	8/15/16	2,105,000	2,341,455
Kane County Forest Preserve
District, GO	4.00	12/15/16	6,000,000	6,542,580
Indiana—1.6%
Indiana Finance Authority,
Environmental Facilities
Revenue (Indianapolis Power
and Light Company Project)	4.90	1/1/16	2,500,000	2,687,550
Indianapolis,
Thermal Energy System First
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	10/1/15	2,000,000	2,167,600
Rockport,
PCR (Indiana Michigan Power
Company Project)	6.25	6/2/14	3,000,000	3,104,370
Kansas—.3%
Kansas Turnpike Authority,
Turnpike Revenue	5.00	9/1/17	1,255,000	1,446,061
Louisiana—.9%
Tobacco Settlement Financing
Corporation of Louisiana,
Tobacco Settlement
Asset-Backed Bonds	5.00	5/15/18	4,250,000	4,785,415
Maryland—1.9%
Baltimore Mayor and City Council,
Consolidated Public
Improvement GO	5.00	10/15/16	1,500,000	1,694,430
Maryland Department of
Transportation, Consolidated
Transportation Revenue	5.00	6/1/16	7,000,000	7,820,610
Massachusetts—2.8%
Massachusetts,
GO (Consolidated Loan)	5.00	12/1/16	5,000,000	5,666,200

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Massachusetts (continued)
Massachusetts Development Finance
Agency, Revenue (Boston
College Issue)	5.00	7/1/15	2,000,000	2,160,340
Massachusetts Development Finance
Agency, Revenue (Tufts Medical
Center Issue)	5.00	1/1/16	650,000	695,181
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Northeastern University Issue)	5.00	10/1/14	1,300,000	1,359,410
Massachusetts Municipal Wholesale
Electric Company, Power Supply
Project Revenue (Project
Number 6 Issue)	5.00	7/1/16	3,700,000	4,111,551
Michigan—4.2%
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.50	7/1/14	3,125,000	3,159,094
Detroit,
Water Supply System Senior
Lien Revenue	5.00	7/1/15	1,000,000	1,003,830
Detroit,
Water Supply System Senior
Lien Revenue	5.00	7/1/16	1,000,000	1,003,700
Kent Hospital Finance Authority,
Revenue (Spectrum
Health System)	5.50	1/15/15	4,300,000	4,560,838
Michigan Finance Authority,
Clean Water Revolving
Fund Revenue	5.00	10/1/15	5,000,000	5,450,400
Michigan Finance Authority,
Revenue (School District of
the City of Detroit)	5.00	6/1/17	3,000,000	3,269,550
Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne
County Airport)	5.00	12/1/14	2,500,000	2,613,775

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Minnesota—1.6%
Minnesota,
State General Fund
Appropriation Bonds	5.00	3/1/17	5,470,000		6,237,277
University of Minnesota Regents,
GO	5.00	12/1/16	1,520,000		1,727,754
Missouri—1.3%
Missouri Board of Public Buildings,
Special Obligation Revenue	4.00	10/1/15	3,000,000		3,216,780
Springfield Public Utilities Board, COP
(Lease/Purchase Agreement)	5.00	12/1/16	3,000,000		3,366,720
Nebraska—.8%
Omaha Public Power District,
Electric System Revenue	5.00	2/1/16	3,770,000		4,163,136
Nevada—1.1%
Nevada,
Highway Revenue
(Motor Vehicle Fuel Tax)	4.00	12/1/17	5,000,000		5,572,450
New Jersey—2.3%
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.00	9/1/15	5,000,000		5,431,750
New Jersey Health Care
Facilities Financing Authority,
Revenue (Holy Name
Medical Center Issue)	5.00	7/1/14	1,795,000		1,842,155
New Jersey Higher Education
Student Assistance Authority,
Student Loan Revenue	5.00	12/1/14	1,660,000		1,748,627
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; National
Public Finance Guarantee Corp.)	5.25	12/15/13	215,000		217,277
New Jersey Turnpike Authority,
Turnpike Revenue	0.62	1/1/18	2,500,000	[a]	2,468,200
New York—15.2%
Metropolitan Transportation
Authority, Dedicated Tax
Fund Revenue	5.00	11/15/14	2,120,000		2,232,127

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York (continued)
Metropolitan Transportation
Authority, Dedicated
Tax Fund Revenue	5.00	11/1/15	2,750,000	3,004,953
Metropolitan Transportation
Authority, Transportation Revenue	5.00	11/15/16	5,000,000	5,624,500
Metropolitan Transportation
Authority, Transportation Revenue	5.00	11/15/16	1,000,000	1,124,900
Metropolitan Transportation
Authority, Transportation Revenue	5.00	11/15/18	1,000,000	1,147,090
Metropolitan Transportation
Authority, Transportation
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	11/15/15	2,645,000	2,891,250
New York City,
GO	5.00	8/1/15	2,000,000	2,169,980
New York City,
GO	5.00	8/1/16	5,725,000	6,419,500
New York City,
GO	5.00	8/1/18	6,500,000	7,539,545
New York City Health and
Hospitals Corporation,
Health System Revenue	5.00	2/15/15	2,000,000	2,122,380
New York City Industrial
Development Agency, Senior
Airport Facilities Revenue
(Transportation Infrastructure
Properties, LLC Obligated Group)	5.00	7/1/17	2,000,000	2,066,180
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	11/1/16	5,000,000	5,674,900
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	5/1/17	5,000,000	5,730,250
New York City Transitional Finance
Authority, Revenue (New York
City Recovery)	5.00	11/1/17	6,050,000	7,015,883
New York State Dormitory
Authority, Dormitory
Facilities Revenue	5.00	7/1/18	1,750,000	2,017,820

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York (continued)
New York State Dormitory
Authority, Revenue (Mount
Sinai School of Medicine of
New York University)	5.00	7/1/15	1,000,000	1,073,960
New York State Dormitory
Authority, School Districts Revenue
(Bond Financing Program)	5.00	10/1/16	2,825,000	3,150,864
New York State Dormitory
Authority, State Personal Income
Tax Revenue (General Purpose)	5.00	3/15/17	5,000,000	5,702,300
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/16	5,000,000	5,559,600
Port Authority of New York and
New Jersey (Consolidated Bonds,
175th Series)	5.00	12/1/17	3,000,000	3,479,550
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	4.00	11/15/17	1,500,000	1,674,090
North Carolina—2.9%
Mecklenburg County,
GO	4.00	12/1/16	3,330,000	3,679,717
North Carolina Municipal Power
Agency, Catawba Electric Revenue	4.00	1/1/18	4,480,000	4,937,722
Wake County,
GO (School Bonds)	5.00	2/1/17	5,100,000	5,816,142
Ohio—1.2%
Ohio,
Common Schools GO Bonds	5.00	3/15/17	4,000,000	4,558,640
Ohio State University,
General Receipts Bonds	5.00	12/1/14	70,000	73,921
Ohio State University,
General Receipts Bonds	5.00	12/1/14	1,195,000	1,262,016
Oklahoma—.4%
Tulsa County Industrial Authority,
Educational Facilities Lease
Revenue (Broken Arrow Public
Schools Project)	4.00	9/1/15	2,100,000	2,233,749

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Oregon—.4%
Oregon,
GO (State Property—
Various Projects)	5.00	5/1/16	1,750,000	1,950,340
Pennsylvania—6.6%
Adams County Industrial
Development Authority, Revenue
(Gettysburg College)	5.00	8/15/14	1,000,000	1,039,260
Allegheny County Airport
Authority, Airport Revenue
(Pittsburgh International
Airport) (Insured; Assured
Guaranty Municipal Corp.)	5.00	1/1/15	1,000,000	1,054,630
Allegheny County Airport
Authority, Airport Revenue
(Pittsburgh International
Airport) (Insured; Assured
Guaranty Municipal Corp.)	5.00	1/1/16	3,750,000	4,057,838
Beaver County Hospital Authority,
Revenue (Heritage Valley
Health System, Inc.)	5.00	5/15/15	1,000,000	1,066,290
Pennsylvania,
GO	5.00	5/1/17	3,860,000	4,418,349
Pennsylvania Economic Development
Financing Authority, SWDR
(Waste Management, Inc. Project)	4.70	11/1/14	3,500,000	3,630,200
Pennsylvania Economic Development
Financing Authority, Unemployment
Compensation Revenue	5.00	7/1/17	10,835,000	12,472,927
Philadelphia School District,
GO	5.00	9/1/14	4,230,000	4,402,161
Philadelphia School District,
GO	5.00	9/1/15	1,200,000	1,290,660
Tennessee—1.0%
Memphis,
Electric System
Subordinate Revenue	5.00	12/1/14	5,000,000	5,280,400
Texas—9.6%
Comal Independent School District,
Unlimited Tax Bonds (Permanent
School Fund Guarantee Program)	5.00	2/1/17	1,590,000	1,809,881

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Texas (continued)
Copperas Cove Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.00	8/15/16	1,250,000	1,350,250
Dallas and Fort Worth,
Joint Revenue (Dallas/Fort
Worth International Airport)	5.00	11/1/17	7,400,000	8,333,214
Dallas and Fort Worth,
Joint Revenue (Dallas/Fort
Worth International Airport)	5.00	11/1/18	1,000,000	1,149,140
Dallas Independent School
District, Unlimited Tax Bonds
(Permanent School Fund
Guarantee Program)	5.00	8/15/17	1,995,000	2,303,706
Fort Worth,
Water and Sewer System
Improvement Revenue	5.00	2/15/16	2,115,000	2,335,446
Houston,
Public Improvement GO	5.00	3/1/18	5,000,000	5,793,850
Houston Convention and
Entertainment Facilities
Department, Hotel Occupancy
Tax and Special Revenue	5.00	9/1/15	2,800,000	3,014,872
Lake Travis Independent School
District, Unlimited Tax School
Building Bonds (Permament
School Fund Guarantee Program)	4.00	2/15/18	4,640,000	5,189,515
Love Field Airport Modernization
Corporation, Special
Facilities Revenue (Southwest
Airlines Company—Love Field
Modernization Program Project)	5.00	11/1/16	2,340,000	2,484,004
Lower Colorado River Authority,
Revenue	5.00	5/15/14	5,000	5,148
Lower Colorado River Authority,
Revenue	5.00	5/15/14	5,000	5,150
Lower Colorado River Authority,
Revenue	5.00	5/15/14	5,000	5,148
Lower Colorado River Authority,
Revenue	5.00	5/15/14	985,000	1,014,461

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Texas (continued)
Plano Independent School District,
Unlimited Tax Bonds (Permanent
School Fund Guarantee Program)	4.25	2/15/16	3,415,000	3,717,398
Sam Rayburn Municipal Power
Agency, Power Supply
System Revenue	5.00	10/1/16	1,000,000	1,108,530
Tarrant Regional Water District, A
Water Control and Improvement
District, Water Revenue	5.00	3/1/17	1,360,000	1,548,795
University of Houston
System Board of Regents,
Consolidated Revenue	5.00	2/15/16	4,415,000	4,878,531
University of Texas System
Board of Regents,
Financing System Revenue	5.00	8/15/16	1,120,000	1,262,654
Waco,
GO	4.00	2/1/16	1,000,000	1,076,960
Utah—1.5%
Intermountain Power Agency,
Subordinated Power
Supply Revenue	4.00	7/1/17	7,000,000	7,753,970
Virginia—1.9%
Virginia Commonwealth
Transportation Board, Federal
Transportation Grant
Anticipation Revenue Notes	5.00	9/15/16	3,195,000	3,600,222
Virginia Public School Authority,
School Technology and
Security Notes	5.00	4/15/18	5,000,000	5,812,250
Washington—4.7%
Chelan County Public Utility
District Number 1,
Consolidated System Revenue	5.00	7/1/15	1,500,000	1,613,535
King County,
Sewer Revenue	5.00	1/1/16	5,000,000	5,504,550

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Washington (continued)
Port of Seattle,
Limited Tax GO	5.00	12/1/15	1,050,000	1,152,050
Seattle,
Municipal Light and Power
Improvement Revenue	5.00	2/1/15	1,500,000	1,594,725
Seattle,
Municipal Light and Power
Improvement Revenue	5.00	6/1/17	1,950,000	2,234,583
Washington,
GO (Various Purpose)	5.00	7/1/16	5,000,000	5,592,400
Washington,
GO (Various Purpose)	5.00	2/1/18	5,245,000	6,064,846
Wisconsin—.3%
Wisconsin,
GO	5.00	5/1/16	1,500,000	1,669,395
U.S. Related—2.2%
Puerto Rico Commonwealth,
Public Improvement GO	5.25	7/1/14	2,300,000	2,290,754
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/15	1,000,000	992,010
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.50	7/1/17	1,750,000	1,719,130
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	5.50	7/1/14	5,000,000	4,976,000
Virgin Islands Public Finance
Authority, Senior Lien Revenue
(Virgin Islands Matching Fund
Loan Notes)	5.00	10/1/13	1,000,000	1,000,130
Total Long-Term Municipal Investments
(cost $494,615,048)				498,176,773

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Municipal	Coupon	Maturity	Principal
Investment—.6%	Rate (%)	Date	Amount ($)	Value ($)
Michigan
Michigan Finance Authority,
State Aid Revenue Notes
(School District of the
City of Detroit)
(cost $3,175,000)	4.38	8/20/14	3,175,000	3,196,368

Total Investments (cost $497,790,048)			99.0%	501,373,141
Cash and Receivables (Net)			1.0%	4,906,421
Net Assets			100.0%	506,279,562

a Variable rate security—interest rate subject to periodic change.

Summary of Abbreviations

ABAG	Association of Bay Area	ACA	American Capital Access
Governments
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate
	Assurance Corporation		Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse
Tax-Exempt Receipts
EDR	Economic Development	EIR	Environmental Improvement
	Revenue		Revenue
FGIC	Financial Guaranty	FHA	Federal Housing
	Insurance Company		Administration
FHLB	Federal Home	FHLMC	Federal Home Loan Mortgage
	Loan Bank		Corporation
FNMA	Federal National	GAN	Grant Anticipation Notes
Mortgage Association
GIC	Guaranteed Investment	GNMA	Government National Mortgage
	Contract		Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development	LIFERS	Long Inverse Floating
	Revenue		Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts
Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option	PUTTERS	Puttable Tax-Exempt Receipts
Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Options Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt	SWDR	Solid Waste Disposal Revenue
Adjustable Receipts
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The Fund 21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†
AAA		Aaa		AAA	21.1
AA		Aa		AA	47.6
A		A		A	24.1
BBB		Baa		BBB	6.2
BB		Ba		BB	.4
F1		MIG1/P1		SP1/A1	.6
					100.0

† Based on total investments.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2013 (Unaudited)

			Cost	Value
Assets ($):
Investments in securities—See Statement of Investments		497,790,048 501,373,141
Cash				794,027
Interest receivable				5,951,962
Receivable for shares of Beneficial Interest subscribed				106,371
Prepaid expenses				51,844
			508,277,345
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)				259,776
Payable for shares of Beneficial Interest redeemed				1,665,144
Accrued expenses				72,863
				1,997,783
Net Assets ($)			506,279,562
Composition of Net Assets ($):
Paid-in capital			498,751,131
Accumulated undistributed investment income—net				6,571
Accumulated net realized gain (loss) on investments				3,938,767
Accumulated net unrealized appreciation
(depreciation) on investments				3,583,093
Net Assets ($)			506,279,562

Net Asset Value Per Share
	Class A	Class D	Class I	Class Y
Net Assets ($)	65,365,775	414,550,687	26,362,097	1,003
Shares Outstanding	4,981,745	31,599,964	2,008,927	76.45
Net Asset Value Per Share ($)	13.12	13.12	13.12	13.12

See notes to financial statements.

The Fund 23

STATEMENT OF OPERATIONS

Six Months Ended September 30, 2013 (Unaudited)

Investment Income ($):
Interest Income	4,336,444
Expenses:
Management fee—Note 3(a)	1,351,527
Distribution fees—Note 3(b)	222,622
Shareholder servicing costs—Note 3(c)	164,676
Professional fees	53,891
Registration fees	39,706
Custodian fees—Note 3(c)	23,433
Prospectus and shareholders’ reports	9,296
Trustees’ fees and expenses—Note 3(d)	9,198
Loan commitment fees—Note 2	1,690
Miscellaneous	28,437
Total Expenses	1,904,476
Less—reduction in expenses due to undertaking—Note 3(a)	(272,143)
Less—reduction in fees due to earnings credits—Note 3(c)	(116)
Net Expenses	1,632,217
Investment Income—Net	2,704,227
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	2,390,349
Net unrealized appreciation (depreciation) on investments	(6,935,072)
Net Realized and Unrealized Gain (Loss) on Investments	(4,544,723)
Net (Decrease) in Net Assets Resulting from Operations	(1,840,496)

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2013	Year Ended
	(Unaudited)[a]	March 31, 2013
Operations ($):
Investment income—net	2,704,227	7,070,263
Net realized gain (loss) on investments	2,390,349	2,900,554
Net unrealized appreciation
(depreciation) on investments	(6,935,072)	(2,159,034)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(1,840,496)	7,811,783
Dividends to Shareholders from ($):
Investment income—net:
Class A	(291,628)	(597,402)
Class D	(2,294,052)	(5,927,069)
Class I	(161,711)	(498,724)
Class Y	(3)	—
Net realized gain on investments:
Class A	—	(296,007)
Class D	—	(2,545,690)
Class I	—	(210,684)
Total Dividends	(2,747,394)	(10,075,576)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	20,169,794	38,348,942
Class D	57,390,773	162,111,063
Class I	8,017,153	30,610,934
Class Y	1,000	—
Dividends reinvested:
Class A	189,067	638,194
Class D	2,094,817	7,704,489
Class I	109,677	399,432
Cost of shares redeemed:
Class A	(16,311,211)	(23,900,702)
Class D	(117,925,275)	(180,060,115)
Class I	(11,820,022)	(31,944,165)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(58,084,227)	3,908,072
Total Increase (Decrease) in Net Assets	(62,672,117)	1,644,279
Net Assets ($):
Beginning of Period	568,951,679	567,307,400
End of Period	506,279,562	568,951,679
Undistributed investment income—net	6,571	49,738

The Fund 25

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	September 30, 2013	Year Ended
	(Unaudited)[a]	March 31, 2013
Capital Share Transactions:
Class A
Shares sold	1,533,248	2,887,479
Shares issued for dividends reinvested	14,391	48,127
Shares redeemed	(1,242,638)	(1,799,739)
Net Increase (Decrease) in Shares Outstanding	305,001	1,135,867
Class D
Shares sold	4,367,377	12,212,380
Shares issued for dividends reinvested	159,470	581,001
Shares redeemed	(8,977,730)	(13,569,777)
Net Increase (Decrease) in Shares Outstanding	(4,450,883)	(776,396)
Class I
Shares sold	609,814	2,304,929
Shares issued for dividends reinvested	8,347	30,112
Shares redeemed	(899,877)	(2,411,176)
Net Increase (Decrease) in Shares Outstanding	(281,716)	(76,135)
Class Y
Shares sold	76.45	—

a Effective July 1, 2013, the fund commenced offering ClassY shares.
See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
	September 30, 2013		Year Ended March 31,
Class A Shares	(Unaudited)	2013	2012	2011	2010	[a]
Per Share Data ($):
Net asset value, beginning of period	13.23	13.28	13.08	13.09	12.94
Investment Operations:
Investment income—net[b]	.06	.14	.19	.23	.14
Net realized and unrealized
gain (loss) on investments	(.11)	.02	.20	(.01)	.17
Total from Investment Operations	(.05)	.16	.39	.22	.31
Distributions:
Dividends from investment income—net	(.06)	(.14)	(.19)	(.23)	(.16)
Dividends from net realized
gain on investments	—	(.07)	—	—	—
Total Distributions	(.06)	(.21)	(.19)	(.23)	(.16)
Net asset value, end of period	13.12	13.23	13.28	13.08	13.09
Total Return (%)[c]	(.32)[d]	1.13	3.02	1.68	2.43	[d]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assetse	.84 [e]	.84	.84	.84	.86	[e]
Ratio of net expenses
to average net assetse	.74 [e]	.79	.84	.84	.85	[e]
Ratio of net investment income
to average net assetse	.86 [e]	1.06	1.47	1.75	1.81	[e]
Portfolio Turnover Rate	20.09 [d]	27.16	30.99	20.09	10.06
Net Assets, end of period ($ x 1,000)	65,366	61,862	47,011	47,008	33,246

a From August 3, 2009 (commencement of initial offering) to March 31, 2010.
b Based on average shares outstanding at each month end.
c Exclusive of sales charge.
d Not annualized.
e Annualized.

See notes to financial statements.

The Fund 27

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
September 30, 2013			Year Ended March 31,
Class D Shares	(Unaudited)	2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	13.23	13.27	13.08	13.09	12.75	12.71
Investment Operations:
Investment income—net[a]	.07	.16	.21	.25	.28	.43
Net realized and unrealized
gain (loss) on investments	(.11)	.03	.19	(.01)	.35	.05
Total from Investment Operations	(.04)	.19	.40	.24	.63	.48
Distributions:
Dividends from
investment income—net	(.07)	(.16)	(.21)	(.25)	(.29)	(.43)
Dividends from net realized
gain on investments	—	(.07)	—	—	—	(.01)
Total Distributions	(.07)	(.23)	(.21)	(.25)	(.29)	(.44)
Net asset value, end of period	13.12	13.23	13.27	13.08	13.09	12.75
Total Return (%)	(.24)[b]	1.36	3.10	1.84	4.98	3.85
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.69 [c]	.69	.69	.70	.72	.77
Ratio of net expenses
to average net assets	.59 [c]	.64	.69	.70	.72	.77
Ratio of net investment income
to average net assets	1.01 [c]	1.22	1.61	1.92	2.17	3.45
Portfolio Turnover Rate	20.09 [b]	27.16	30.99	20.09	10.06	36.97
Net Assets, end of period
($ x 1,000)	414,551	476,785	488,869	476,809	526,370	217,715

a Based on average shares outstanding at each month end.
b Not annualized.
c Annualized.

See notes to financial statements.

Six Months Ended
September 30, 2013			Year Ended March 31,
Class I Shares	(Unaudited)	2013	2012	2011	2010	2009	[a]
Per Share Data ($):
Net asset value,
beginning of period	13.23	13.28	13.08	13.09	12.76	12.54
Investment Operations:
Investment income—net[b]	.07	.18	.23	.27	.28	.08
Net realized and unrealized
gain (loss) on investments	(.11)	.01	.19	(.01)	.36	.27
Total from Investment Operations	(.04)	.19	.42	.26	.64	.35
Distributions:
Dividends from
investment income—net	(.07)	(.17)	(.22)	(.27)	(.31)	(.13)
Dividends from net realized
gain on investments	—	(.07)	—	—	—	—
Total Distributions	(.07)	(.24)	(.22)	(.27)	(.31)	(.13)
Net asset value, end of period	13.12	13.23	13.28	13.08	13.09	12.76
Total Return (%)	(.27)[c]	1.46	3.26	1.96	5.03	2.83	[c]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.62 [d]	.61	.60	.57	.59	.82	[d]
Ratio of net expenses
to average net assets	.49 [d]	.55	.60	.57	.59	.65	[d]
Ratio of net investment income
to average net assets	1.11 [d]	1.31	1.70	2.04	2.07	3.51	[d]
Portfolio Turnover Rate	20.09 [c]	27.16	30.99	20.09	10.06	36.97
Net Assets, end of period
($ x 1,000)	26,362	30,305	31,427	21,201	26,920	110

a From December 15, 2008 (commencement of initial offering) to March 31, 2009.
b Based on average shares outstanding at each month end.
c Not annualized.
d Annualized.

See notes to financial statements.

The Fund 29

FINANCIAL HIGHLIGHTS (continued)

	Year Ended
	September 30, 2013
Class Y Shares	(Unaudited)[a]
Per Share Data ($):
Net asset value, beginning of period	13.08
Investment Operations:
Investment income—net[b]	.04
Net realized and unrealized
gain (loss) on investments	.04
Total from Investment Operations	.08
Distributions:
Dividends from investment income—net	(.04)
Net asset value, end of period	13.12
Total Return (%)	.60	[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.55	[d]
Ratio of net expenses to average net assets	.49	[d]
Ratio of net investment income
to average net assets	1.17	[d]
Portfolio Turnover Rate	20.09	[c]
Net Assets, end of period ($ x 1,000)	1

a From July 1, 2013 (commencement of initial offering) to September 30, 2013.
b Based on average shares outstanding.
c Not annualized.
d Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Short-Intermediate Municipal Bond Fund (the “fund”) is the sole series of Dreyfus Premier Short-Intermediate Municipal Bond Fund (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company. The fund’s investment objective is to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

At a meeting held on April 18, 2013, the Company’s Board of Trustees (the “Board”) approved, effective July 1, 2013, for the fund to offer Class Y shares.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class D, Class I and Class Y. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class D shares are sold at net asset value per share directly by Dreyfus and through certain banks and fund supermarkets, and as a part of certain wrap-fee programs. Class I shares are sold at net asset value per share only to institutional investors. Class Y shares are sold at net asset value per share to certain investors, including certain institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

As of September 30, 2013, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held all of the Class Y shares of the fund.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are categorized within Level 2 of the fair value hierarchy.

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of September 30, 2013 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds	—	501,373,141	—	501,373,141

At September 30, 2013, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended September 30, 2013, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended September 30, 2013, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended March 31, 2013 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended March 31, 2013 was as follows: tax-exempt income $7,023,195, ordinary income $93,566 and long-term capital gains $2,958,815. The tax character of current year distributions will be determined at the end of the current fiscal year.

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $210 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended September 30, 2013, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly.The Manager has contractually agreed, from April 1, 2013 through August 1, 2014, to waive receipt of its fees and/or assume the expenses of the fund so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .49% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $272,143 during the period ended September 30, 2013.

During the period ended September 30, 2013, the Distributor retained $3,334 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class D shares pay the Distributor for distributing its shares at an annual rate of .10% of the value of its average daily net assets. During the period ended September 30, 2013, Class D shares were charged $222,622, pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A shares pay the Distributor at an annual rate of .25% of the value of its average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended September 30, 2013, Class A shares were charged $83,409, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency services for the fund and cash management services related to fund subscriptions and redemptions. During the period ended September 30, 2013, the fund was charged $40,486 for transfer agency services and $1,286 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $116.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended September 30, 2013, the fund was charged $23,433 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing certain cash management services related to fund subscriptions and redemptions.The Bank of New

The Fund 37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

York Mellon also provides shareholder redemption draft processing services. During the period ended September 30, 2013, the fund was charged $552 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended September 30, 2013, the fund was charged $4,679 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $211,249, Distribution Plan fees $34,448, Shareholder Services Plan fees $14,059, custodian fees $16,051, Chief Compliance Officer fees $6,948 and transfer agency fees $22,688, which are offset against an expense reimbursement currently in effect in the amount of $45,667.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended September 30, 2013, amounted to $106,717,164 and $152,951,808, respectively.

At September 30, 2013, accumulated net unrealized appreciation on investments was $3,583,093, consisting of $5,115,414 gross unrealized appreciation and $1,532,321 gross unrealized depreciation.

At September 30, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on July 17-18, 2013 the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

The Fund 39

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended May 31, 2013, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance was above the Performance Group and Performance Universe medians for all periods. The Board also noted that the fund’s yield performance was at or above the Performance Group and Performance Universe medians for eight of the ten one-year periods ended May 31st. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s Lipper category average.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board noted that the fund’s contractual management fee was above the Expense Group median and the fund’s actual management fee and total expenses were above the Expense Group and Expense Universe medians.The Board noted that the fund’s contractual management fee and total expenses were the highest in the Expense Group, although there were only five other funds in the Expense Group and the fund’s actual management fee was within the range of those of the other funds in the Expense Group.

Dreyfus representatives noted that Dreyfus has contractually agreed to waive receipt of its fees and/or assume the direct expenses of the fund, until August 15, 2014, so that the expenses of none of the classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 0.49% of the fund’s average daily net assets.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus of managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit.The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also noted the expense limitation arrangement and its effect on Dreyfus’ profitability.The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining

The Fund 41

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level.The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board was satisfied with the fund’s relative performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

The Fund 43

NOTES

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2013 MBSC Securities Corporation

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management      Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and         Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Short-Intermediate Municipal Bond Fund

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	November 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	November 25, 2013

By: /s/ James Windels
James Windels Treasurer
Date:	November 25, 2013

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)